FAIR VALUE (Details 3) (Nonrecurring, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair value
Total Losses	$ 2,340	$ 1,640
Investments	0
Impaired loans
Fair value
Total Losses	2,075	1,151
Other real estate held for sale
Fair value
Total Losses	$ 265	$ 489